Financial Information as per operating segments (Details 13) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Distribution costs	$ (314,391,183)		$ (290,227,129)	$ (270,835,822)
Administrative expenses	(152,376,458)		(142,514,649)	(155,322,295)
Other expenses by function	(216,236,609)		(238,704,061)	(195,412,109)
Other expenses included in 'Other expenses by function'	1,428,428		2,662,359	2,027,475
Total MSD&A	$ (681,575,822)	[1]	$ (668,783,480)	$ (619,542,751)

[1]	The net impact, related to early termination of Budweiser license (See Note 1 – General information, letter C), on CCU’s consolidated earnings was a one-time gain of ThCh$ 208,842,443 in ORBDA and ThCh$ 157,358,973 in Net income attributable to equity holder of the parent.